Leases - Schedule of Lease for Office Space and Warehouses Located (Details)	12 Months Ended
Dec. 31, 2025 m²
Shenzhen [Member]
Schedule of Lease for Office Space and Warehouses Located [Line Items]
Location of property	Unit A06, Area 1, 6th Floor, Building 828, Sun ‘gang, Baoan North Road, Luohu District, Shenzhen
Approximate gross floor area	57
Term of Lease	One year (May 1, 2022 to April 30, 2023)
Facility Usage	Office
Ningbo [Member]
Schedule of Lease for Office Space and Warehouses Located [Line Items]
Location of property	Room 329-1/329-2, Fintech Building, Ningbo Free Trade Zone East District, Ningbo, Zhejiang Province, PRC
Approximate gross floor area	513.91
Term of Lease	One year (January 1, 2022 to January 1, 2023)
Facility Usage	Office
Ningbo [Member]
Schedule of Lease for Office Space and Warehouses Located [Line Items]
Location of property	Room 329-1/329-2, Fintech Building, Ningbo Free Trade Zone East District, Ningbo, Zhejiang Province, PRC
Approximate gross floor area	513.91
Term of Lease	One year (January 1, 2023 to December 31, 2023)
Facility Usage	Office
Ningbo [Member]
Schedule of Lease for Office Space and Warehouses Located [Line Items]
Location of property	Room 329-3,329-4,329-5, Fintech Building, Ningbo Free Trade Zone East District, Ningbo, Zhejiang Province, PRC
Approximate gross floor area	227.88
Term of Lease	One year (January 1, 2023 to December 31, 2023)
Facility Usage	Office
Shenzhen [Member]
Schedule of Lease for Office Space and Warehouses Located [Line Items]
Location of property	301, Building C, Shenghexing Logistics Park, Intersection of Yongfu Road and Liyuan Road, Fuhai Street, Shenzhen
Approximate gross floor area	150.75
Term of Lease	31 months (September 1, 2022 to March 14, 2025)
Facility Usage	Warehouse
Ningbo [Member]
Schedule of Lease for Office Space and Warehouses Located [Line Items]
Location of property	Ningbo Free Trade Zone Financial Technology Building 329-1,329-2, 329-3,329-4,329-5
Approximate gross floor area	741.49
Term of Lease	One year (January 1, 2024 to December 31, 2024)
Facility Usage	Office
Shenzhen [Member]
Schedule of Lease for Office Space and Warehouses Located [Line Items]
Location of property	Unit A06, Area 1, 6th Floor, Building 828, Sun ‘gang, Baoan North Road, Luohu District, Shenzhen
Approximate gross floor area	57
Term of Lease	One year (May 1, 2023 to April 30, 2024)
Facility Usage	Office
Ningbo [Member]
Schedule of Lease for Office Space and Warehouses Located [Line Items]
Location of property	Room 901, 902, 903, 904, 905(907), 906, 909, 910, 911, 912, Fintech Building, Ningbo Free Trade Zone East District, Ningbo, Zhejiang Province, PRC
Approximate gross floor area	1,111
Term of Lease	Six months (September 1, 2024 to February 28, 2025)
Facility Usage	Office
Ningbo [Member]
Schedule of Lease for Office Space and Warehouses Located [Line Items]
Location of property	Room 901, 902, 903, 904, 905(907), 906, 909, 910, 911, 912, Fintech Building, Ningbo Free Trade Zone East District, Ningbo, Zhejiang Province, PRC
Approximate gross floor area	1,111
Term of Lease	Ten months (March 1, 2025 to December 31, 2025)
Facility Usage	Office
Ningbo [Member]
Schedule of Lease for Office Space and Warehouses Located [Line Items]
Location of property	Room 901, 902, 903, 904, 905(907), 906, 909, 910, 911, 912, Fintech Building, Ningbo Free Trade Zone East District, Ningbo, Zhejiang Province, PRC
Approximate gross floor area	1,111
Term of Lease	Two years (January 1, 2026 to December 31, 2027)
Facility Usage	Office